Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Finance Receivables
Capital Leases Net Investment In Direct Financing Leases

	December 31,
	2012	2011
Minimum lease payments receivable	$430,514	$29,986
Unguaranteed residual value	375,706	57,218
	806,220	87,204
Less: unearned income	(430,215)	(29,204)
	$376,005	$58,000

Schedule Of Future Minimum Lease Payments For Capital Leases

Years Ending December 31,	Total
2013	$34,573
2014	32,277
2015	31,968
2016	30,150
2017	29,707
Thereafter	271,839
Total	$430,514

Finance Receivables Credit Quality Indicators

	Number of Tenants at		Net Investments in Direct Financing Leases at
Internal Credit Quality Indicator	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
1	3	8	$46,398	$46,694
2	4	2	49,764	11,306
3	8	-	257,281	-
4	4	-	22,562	-
5	-	-	-	-
			$376,005	$58,000